Property, plant & equipment - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant & equipment
Investments in property, plant & equipment and right-of-use assets	€ 24,479,000	€ 10,331,000
New machines and installations	7,903,000	3,635,000	€ 5,011,000
Land and buildings	13,985,000	2,224,000	7,580,000
IT equipment	1,275,000	2,126,000	1,056,000
Leased vehicles	971,000	769,000	1,714,000
Furniture	343,000
Net loss on disposal of property, plant and equipment	347,000	210,000	10,000
Impairment of property, plant and equipment	0	0	0
Transfers from assets under construction to property, plant & equipment	3,060,000
New metal production	94,276,000	84,451,000	88,267,000
Right-of-use assets	8,420,000	9,054,000	10,996,000
Right-of-Use assets related to buildings with a carrying value	4,822,000	4,419,000	4,917,000
Depreciation for leased building	1,663,000	1,794,000	1,620,000
New leases	2,871,000
Leased buildings	1,934,000	1,624,000	2,397,000
Land and buildings pledges as security	22,696,000	24,451,000	25,364,000
Machines pledges as security	864,000	1,131,000	2,274,000
Leased assets
Property, plant & equipment
Right-of-use assets	8,420,000	9,054,000	10,996,000
Construction in progress
Property, plant & equipment
New metal production	15,955,000	€ 1,781,000	€ 8,639,000	€ 4,414,000
Construction in progress | USA
Property, plant & equipment
New metal production	7,332,000
Construction in progress | Germany
Property, plant & equipment
New metal production	€ 7,850,000